PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5 - PROPERTY AND EQUIPMENT

Property and equipment, stated at cost, less accumulated depreciation consisted of the following:

	Estimated
	Useful Life	December 31,	March 31,
	(Years)	2012	2012
Property and equipment	5	$7,925	$3,036
Less accumulated depreciation		(762)	-

		$7,163	$3,036

DEPRECIATION EXPENSE

The Company acquired furniture and fixture near the end of February 2012 and started to depreciate as of April 1, 2012. Depreciation expense for the interim period ended December 31, 2012 was $762.

NOTE 5 - FURNITURE AND FIXTURE

Furniture and fixture, stated at cost, less accumulated depreciation at March 31, 2012 consisted of the following:

	Estimated
	Useful Life
	(Years)	March 31, 2012
Furniture and fixture	5	$3,036
		3,036
Less accumulated depreciation		(-)
		$3,036

DEPRECIATION EXPENSE

The Company acquired furniture and fixture near the end of February 2012 and started to depreciate as of April 1, 2012.